Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	May 21, 2026	Feb. 25, 2026	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash, FDIC insured amount	$ 250,000	$ 250,000
Cash	832,812	832,812
Working capital deficit	905,874	905,874			$ 136,730
Debt securities, available-for-sale	75,238,468	75,238,468
US Treasury and Government [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Debt securities, available-for-sale	75,238,468	75,238,468
OHB Pediatrics Ltd [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash	$ 26,982,000	$ 26,982,000				$ 0
Percentage of ultimate tax settlement	50.00%	50.00%				50.00%
Income tax examination, penalties and interest expense		$ 0	$ 0
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities	$ 32,500,000
IPO [Member] | Common Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Marketable securities				$ 75,000,000